INCOME TAXES (Reconciliation Of Statutory Tax Rate To Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Income (loss) before taxes on income		$ (6,093)	$ (6,843)	$ (47,806)
Statutory tax rate	26.50%	25.00%	25.00%	24.00%
Theoretical tax benefits on the above amount at the Israeli statutory tax rate		(1,523)	(1,711)	(11,473)
Increase in taxes resulting from "Privileged Enterprise" benefits				3,625
Difference in basis of measurement for tax purpose		1,288	2,984	(947)
Change in valuation allowance, net		(969)	(12,176)	19,151
Non-deductible stock-based compensation		1,485	122	511
Non-deductible expenses		492	257	(1,759)
State deferred taxes		2,363	(400)	(492)
Increase (decrease) in taxes resulting from tax settlement with tax authorities		(8,925)		697
Dffference in tax rates		(1,667)	4,118	(3,161)
Tax contingencies		(111)	5,929	554
Return to provision		(16)	(3,449)	(2,915)
Pre-paid taxes				1,001
Others		(57)	(176)	(848)
Taxes on income (tax benefit)		$ (7,640)	$ (4,502)	$ 3,944